Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

FundsManager 50% Portfolio

March 31, 2019

VF50-QTLY-0519
1.847119.112

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 52.6%
	Shares	Value
Fidelity Contrafund (a)	6,830,776	$85,384,701
Fidelity Diversified International Fund (a)	2,463,291	86,732,482
Fidelity Emerging Asia Fund (a)	337,562	14,491,540
Fidelity Emerging Markets Discovery Fund (a)	1,807,746	24,458,801
Fidelity Emerging Markets Fund (a)	2,508,269	77,229,593
Fidelity Equity-Income Fund (a)	1,535,232	86,802,033
Fidelity Europe Fund (a)	1,031,703	35,954,837
Fidelity Global Commodity Stock Fund (a)	4,661,354	57,987,241
Fidelity International Capital Appreciation Fund (a)	1,097,407	22,518,800
Fidelity International Discovery Fund (a)	1,798,825	73,320,102
Fidelity International Enhanced Index Fund (a)	7,837,329	72,416,920
Fidelity International Small Cap Fund (a)	1,551,468	39,934,778
Fidelity International Small Cap Opportunities Fund (a)	2,088,052	37,313,482
Fidelity International Value Fund (a)	6,415,948	50,365,190
Fidelity Japan Fund (a)	6,469,466	92,836,840
Fidelity Japan Smaller Companies Fund (a)	4,421,975	71,724,441
Fidelity Large Cap Value Enhanced Index Fund (a)	1,317,406	16,665,180
Fidelity Low-Priced Stock Fund (a)	1,657,494	79,410,541
Fidelity Mega Cap Stock Fund (a)	8,366,782	127,175,094
Fidelity Overseas Fund (a)	6,776,895	308,009,896
Fidelity Pacific Basin Fund (a)	657,601	19,734,604
Fidelity Real Estate Investment Portfolio (a)	559,901	24,865,191
Fidelity Stock Selector All Cap Fund (a)	34,728,162	1,534,290,208
Fidelity Value Discovery Fund (a)	1,500,326	41,424,009
TOTAL EQUITY FUNDS
(Cost $3,037,655,112)		3,081,046,504

Fixed-Income Funds - 39.6%
Fidelity Floating Rate High Income Fund (a)	6,245,795	59,085,225
Fidelity Inflation-Protected Bond Index Fund (a)	18,278,403	178,945,569
Fidelity Long Term Treasury Bond Index Fund (a)	6,496,277	85,620,936
Fidelity New Markets Income Fund (a)	3,850,571	57,951,090
Fidelity U.S. Bond Index Fund (a)	167,849,468	1,935,304,364
TOTAL FIXED-INCOME FUNDS
(Cost $2,296,969,058)		2,316,907,184

Money Market Funds - 7.5%
Fidelity Cash Central Fund, 2.48% (b)	60,908,701	60,920,883
Fidelity Investments Money Market Government Portfolio Institutional Class 2.35% (a)(c)	198,080,457	198,080,457
Fidelity Investments Money Market Prime Reserves Portfolio - Institutional Class 2.52% (a)(c)	181,987,574	182,042,170
TOTAL MONEY MARKET FUNDS
(Cost $441,024,460)		441,043,510
	Principal Amount	Value

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 2.37% to 2.43% 4/18/19 to 6/20/19 (d)
(Cost $15,502,430)	15,530,000	15,502,413
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $5,791,151,060)		5,854,499,611
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,608,914)
NET ASSETS - 100%		$5,852,890,697

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	598	June 2019	$55,805,360	$1,017,302	$1,017,302
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1,176	June 2019	62,175,120	1,189,135	1,189,135

TOTAL PURCHASED					$2,206,437

Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1,233	June 2019	174,950,370	(5,295,385)	(5,295,385)
JPN Nikkei 225 Index(OSE) Contracts (Japan)	347	June 2019	66,406,839	1,070,801	1,070,801

TOTAL SOLD					$(4,224,584)

TOTAL FUTURES CONTRACTS					$(2,018,147)

The notional amount of futures purchased as a percentage of Net Assets is 2.0%

The notional amount of futures sold as a percentage of Net Assets is 4.1%

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $15,502,413.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$192,027
Total	$192,027

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Contrafund	$81,424,422	$799,888	$7,613,052	$772,689	$(323,941)	$11,097,384	$85,384,701
Fidelity Diversified International Fund	84,215,670	5,025,839	11,903,252	--	(323,909)	9,718,134	86,732,482
Fidelity Emerging Asia Fund	4,851,952	8,631,365	290,054	--	8,960	1,289,317	14,491,540
Fidelity Emerging Markets Discovery Fund	8,544,213	15,104,440	511,744	--	(55,221)	1,377,113	24,458,801
Fidelity Emerging Markets Fund	12,349,217	62,591,279	2,799,016	--	151,373	4,936,740	77,229,593
Fidelity Equity-Income Fund	84,419,412	895,023	7,613,031	867,845	(649,135)	9,749,764	86,802,033
Fidelity Europe Fund	31,465,933	2,160,381	1,206,682	--	(9,340)	3,544,545	35,954,837
Fidelity Floating Rate High Income Fund	58,727,834	771,313	2,068,567	751,021	7,990	1,646,655	59,085,225
Fidelity Global Commodity Stock Fund	54,096,716	20,351	2,068,545	--	(80,056)	6,018,775	57,987,241
Fidelity Inflation-Protected Bond Index Fund	230,889,750	256,334	57,974,636	191,275	(2,180,819)	7,954,940	178,945,569
Fidelity International Capital Appreciation Fund	20,110,027	437,756	1,013,668	--	18,155	2,966,530	22,518,800
Fidelity International Discovery Fund	68,569,273	5,072,741	8,438,097	--	238,424	7,877,761	73,320,102
Fidelity International Enhanced Index Fund	65,120,150	3,567,137	2,441,003	--	(86,916)	6,257,552	72,416,920
Fidelity International Small Cap Fund	30,103,155	8,213,015	1,368,807	--	10,702	2,976,713	39,934,778
Fidelity International Small Cap Opportunities Fund	32,767,889	2,182,004	1,265,386	--	27,505	3,601,470	37,313,482
Fidelity International Value Fund	44,604,317	3,828,249	1,720,424	--	(25,577)	3,678,625	50,365,190
Fidelity Investments Money Market Government Portfolio Institutional Class 2.35%	272,552,553	1,333,832	75,805,928	1,228,696	--	--	198,080,457
Fidelity Investments Money Market Prime Reserves Portfolio - Institutional Class 2.52%	190,683,915	1,243,130	9,903,730	1,152,982	686	18,169	182,042,170
Fidelity Japan Fund	106,111,858	38,362	22,807,433	--	(364,444)	9,858,497	92,836,840
Fidelity Japan Smaller Companies Fund	66,948,708	--	--	--	--	4,775,733	71,724,441
Fidelity Large Cap Value Enhanced Index Fund	16,385,760	5,360	1,483,607	--	(122,780)	1,880,447	16,665,180
Fidelity Long Term Treasury Bond Index Fund	146,915,068	925,794	65,432,782	878,586	(2,298,139)	5,510,995	85,620,936
Fidelity Low-Priced Stock Fund	78,901,999	26,837	7,612,690	--	(717,010)	8,811,405	79,410,541
Fidelity Mega Cap Stock Fund	123,459,126	40,265	11,424,491	--	(1,365,864)	16,466,058	127,175,094
Fidelity New Markets Income Fund	27,136,859	30,411,666	1,899,710	651,936	(80,194)	2,382,469	57,951,090
Fidelity Overseas Fund	230,833,465	59,398,592	11,654,210	--	(139,829)	29,571,878	308,009,896
Fidelity Pacific Basin Fund	16,637,686	1,320,906	630,889	--	(56,057)	2,462,958	19,734,604
Fidelity Real Estate Investment Portfolio	13,774,581	8,869,224	770,004	11,280	27,094	2,964,296	24,865,191
Fidelity Stock Selector All Cap Fund	1,501,902,653	509,104	184,795,704	--	(11,228,650)	227,902,805	1,534,290,208
Fidelity U.S. Bond Index Fund	1,852,773,265	109,109,943	68,417,943	13,413,852	(62,477)	41,901,576	1,935,304,364
Fidelity Value Discovery Fund	41,266,067	13,426	3,810,800	--	(167,046)	4,122,362	41,424,009
Total	$5,598,543,493	$332,803,556	$576,745,885	$19,920,162	$(19,846,515)	$443,321,666	$5,778,076,315

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.